Note 17 - Restructuring (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Charges	$ 123	$ 1,253	$ 19,153	$ 0